Property, Plant and Equipment -Fixed assets under construction (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 3,247,123	€ 3,270,937	€ 2,547,497
Fixed Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 910,670	€ 878,415